Expense Example - Bitwise Proficio Currency Debasement ETF - Bitwise Proficio Currency Debasement ETF	Jan. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	$ 306